Volkswagen Auto Loan Enhanced Trust 2020-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-30-2022	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					10/18/2022
2	Payment Date					10/20/2022
3	Collection Period				9/1/2022	9/30/2022	30
4	Monthly Interest Period - Actual/360				9/20/2022	10/19/2022	30
5	Monthly Interest - 30/360						30

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		215,000,000.00	-	-	-	-
7	Class A-2-A Notes		362,000,000.00	-	-	-	-
8	Class A-2-B Notes		50,000,000.00	-	-	-	-
9	Class A-3 Notes		471,000,000.00	192,421,548.60	18,448,374.57	173,973,174.03	0.3693698
10	Class A-4 Notes		96,570,000.00	96,570,000.00	-	96,570,000.00	1.0000000
11	Total Securities		$1,194,570,000.00	$288,991,548.60	$18,448,374.57	$270,543,174.03

12	Overcollateralization		53,026,720.93	53,026,720.93		53,026,720.93
13	Adjusted Pool Balance		$1,247,596,720.93	$342,018,269.53	$18,448,374.57	$323,569,894.96
14	YSOC		43,206,384.64	8,057,977.49		7,508,522.59
15	Net Pool Balance		$1,290,803,105.57	$350,076,247.02	$18,448,374.57	$331,078,417.55

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.29978%	N/A	-	-	-	-
17	Class A-2-A Notes	0.93000%	N/A	-	-	-	-
18	Class A-2-B Notes	3.6234300%	2.99343%	-	-	-	-
19	Class A-3 Notes	0.98000%	N/A	157,144.26	0.3336396	18,605,518.83	39.5021631
20	Class A-4 Notes	1.26000%	N/A	101,398.50	1.0500000	101,398.50	1.0500000
21	Total Securities			258,542.76		18,706,917.33

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received						12,488,926.19
23	Scheduled Interest Payments Received						1,305,955.96
24	Prepayments of Principal Received						6,271,420.14
25	Liquidation Proceeds						17,603.19
26	Recoveries Received						190,371.58
27	Other Payments Received to Reduce Principal
28	Subtotal: Total Collections						20,274,277.06
29	Repurchased Receivables						-
30	Reserve Account Excess Amount (Item 93)						24,781.63
31	Total Available Funds, prior to Servicer Advances						20,299,058.69
32	Servicer Advance (Item 76)						-
33	Total Available Funds + Servicer Advance						20,299,058.69
34	Reserve Account Draw Amount (Item 79)						-
35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount						20,299,058.69

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 82)						-
37	Servicing Fees (Item 44)						291,730.21
38	Class A Noteholder Interest (Item 55)						258,542.76
39	Principal Distribution Amount (Item 80)						18,448,374.57
40	Amount Paid to Reserve Account to Reach Specified Balance						-
41	Other Amounts Paid to Trustees						-
42	Certificateholders Principal Distribution Amount						-
43	Remaining Funds to Seller						1,300,411.15

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	291,730.21	-	291,730.21

	Pro rata:
45	Class A-1 Interest	-	-	-
46	Class A-2-A Interest	-	-	-
47	Class A-2-B Interest	-		-
48	Class A-3 Interest	157,144.26	-	157,144.26
49	Class A-4 Interest	101,398.50	-	101,398.50
50	Class A-1 Interest Carryover Shortfall	-	-	-
51	Class A-2-A Interest Carryover Shortfall	-	-	-
52	Class A-2-B Interest Carryover Shortfall	-	-	-
53	Class A-3 Interest Carryover Shortfall	-	-	-
54	Class A-4 Interest Carryover Shortfall	-	-	-
55	Class A Noteholder Interest	258,542.76	-	258,542.76

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			342,018,269.53
57	Beginning Net Pool Balance		350,076,247.02
58	Receipts of Scheduled Principal		(12,488,926.19)
59	Receipts of Prepaid Principal		(6,271,420.14)
60	Liquidation Proceeds		(17,603.19)
61	Other Collections of Principal		-
62	Principal Amount of Repurchases		-
63	Principal Amount of Defaulted Receivables		(219,879.95)
64	Ending Net Pool Balance		331,078,417.55
65	Yield Supplement Overcollateralization Amount		7,508,522.59
66	Adjusted Pool Balance		323,569,894.96
67	Less: Adjusted Pool Balance - End of Collection Period			323,569,894.96
68	Calculated Principal Distribution Amount			18,448,374.57

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)			20,299,058.69
70	Less: Prior Advance Reimbursement (Item 36)			-
71	Less: Servicing Fees Paid (Item 37)			291,730.21
72	Less: Interest Paid to Noteholders (Item 38)			258,542.76
73	Less: Calculated Principal Distribution (Item 68)			18,448,374.57
74	Equals: Remaining Available Funds before Servicer Advance			1,300,411.15
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A
76	Servicer Advance (If Item 74< 0, lesser of Item 74 and Item 75, else 0)			-

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,300,411.15
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			-
79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			-

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			18,448,374.57

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			-
82	Less: Prior Advance Reimbursement			-
83	Plus: Additional Servicer Advances for Current Period			-
84	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $12,475,967.21, and (b) the aggregate note balance)			12,475,967.21
86	Initial Reserve Account Balance			12,475,967.21
87	Beginning Reserve Account Balance			12,475,967.21
88	Plus: Net Investment Income for the Collection Period			24,781.63
89	Subtotal: Reserve Fund Available for Distribution			12,500,748.84
90	Plus: Deposit of Excess Available Funds (Item 40)			-
91	Less: Reserve Account Draw Amount (Item 79)			-
92	Subtotal Reserve Account Balance			12,500,748.84
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92> Item 85)			24,781.63
94	Equals: Ending Reserve Account Balance			12,475,967.21

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
96	Net Pool Balance	1,290,803,106	350,076,247	331,078,418
97	Number of Current Contracts	57,735	28,477	27,766
98	Weighted Average Loan Rate	4.46%	4.35%	4.36%
99	Average Remaining Term	55.4	29.4	28.5
100	Average Original Term	64.5	65.4	65.4
101	Monthly Prepayment Rate		1.19%	1.13%
				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		15	237,483.14
103	Liquidation Proceeds on Related Vehicles			17,603.19
104	Recoveries Received on Receivables Previously Charged Off			190,371.58
105	Net Principal Losses for Current Collection Period		15	29,508.37

106	Beginning Net Principal Losses		916	7,117,886.14
107	Net Principal Losses for Current Collection Period		15	29,508.37
108	Cumulative Net Principal Losses		931	7,147,394.51
109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,290,803,105.57)			0.55%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
110	Current	98.92%	27,549	327,517,720.43
111	31 - 60 Days Delinquent	0.81%	171	2,677,200.34
112	61 - 90 Days Delinquent	0.27%	46	883,496.78
113	91-120 Days Delinquent1	0.00%	-	-
114	Total	100.00%	27,766	331,078,417.55

H.	DELINQUENCY AND NET LOSS RATIOS
115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.01%
117	Prior Period			0.00%
118	Two Periods Prior			0.03%
119	Three Periods Prior			0.00%
120	Four Period Average (Current and Three Prior Collection Periods)			0.01%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.27%
122	Prior Period			0.21%
123	Two Periods Prior			0.16%
124	Three Periods Prior			0.25%
125	Four Period Average (Current and Three Prior Collection Periods)			0.22%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.27%
128	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

1 Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero.

Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer